SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28.SUBSEQUENT EVENTS

On March 13, 2025, the Company announced that its board of directors has authorized a new share repurchase program under which the Company may repurchase up to US$30 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from April 25, 2025.

On March 14, 2025 the Company announced that its board of directors had received a preliminary non-binding letter of intent (the “Letter of Intent”) from Enduring Wealth Capital Limited, a company established in the British Virgin Islands (“EWCL”) expressing its non-binding intent to obtain control of the Company through the following proposed transactions: (i) EWCL proposes to acquire 10,000,000 Class B ordinary shares of the Company from the Company’s co-founders, Mr. Xiaojun Zhang and Mr. Jiayuan Lin (collectively, the “Founders”) at a purchase price in cash to be agreed among the parties, (ii) the Company is proposed to take necessary corporate actions to ensure that the shares to be acquired by EWCL will continue to be entitled to 20 votes per share, (iii) the Founders are proposed to voluntarily convert all of the remaining Class B ordinary shares held by them into Class A ordinary shares with one vote per share and to resign from the Board and all senior management positions at the Company, and (iv) the Board and management team of the Company are proposed to be restructured in such manner as requested by EWCL. EWCL also proposed that the Company should dispose of its existing business in the PRC, and EWCL would be happy to introduce a potential buyer, to facilitate the growth of the Company’s business outside China, in particular, the Company’s new bitcoin mining business, and should make a filing with the China Securities Regulatory Commission (“CSRC”) for the termination of the Company’s status as a “China Concept Stock” subject to CSRC’s jurisdiction. The transactions proposed in the Letter of Intent are collectively referred to as the “Proposed Transactions.” The Board resolved to form a special committee consisting of its three independent directors, Mr. Chi Ming Lee, Mr. Dongsheng Zhou and Mr. Rong Liu, to assess and consider the Letter of Intent and the Proposed Transactions and, if the special committee decides to pursue any of the Potential Transactions, to negotiate the terms and conditions thereof. The special committee is expected to retain independent legal and financial advisors in due course to assist it in evaluating the Proposed Transactions.

The Company entered into agreements to purchase on-rack crypto mining machines of 18 Exahash per second (“EH”) from a group of sellers through issuance of Class A ordinary shares in November 2024. The Company is still in the process of closing the acquisition as of the reporting date.